Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 2,558,557	$ 2,533,113
Less: accumulated depreciation and amortization	(1,505,497)	(1,304,410)
Property and equipment, net	1,053,060	1,228,703
Machinery equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,348,033	1,377,291
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	270,631	257,164
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	225,577	212,333
Other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	125,010	130,607
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 589,306	$ 555,718